Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Investment Tax Credits (i)	$ 20.1	$ 29.1
Other	11.9	17.0
Other non-current assets	$ 32.0	$ 46.1